Stock-Based Compensation Awards - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2022	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stockholders' Equity, Reverse Stock Split							10:1 reverse stock split which occurred during 2020
Share-Based Payment Arrangement, Expense		$ 357,000	$ 3,000	$ 706,000	$ 9,000	$ 14,000	$ 0
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant								255,000
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance						547,717	547,717
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period						4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period						10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant						260,335	405,866
Stockholders' Equity, Reverse Stock Split	10:1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price						$ 2.65	$ 5.34		$ 10
Share-Based Payment Arrangement, Expense						$ 14,000	$ 16
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount						$ 48,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0.4	$ 0.0024
Equity Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1
Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 10
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number						0	0